Residential Mortgage-Backed Securities	1 Months Ended
Jun. 30, 2012
Residential Mortgage-Backed Securities
Residential Mortgage-Backed Securities

Note 4 – Residential Mortgage-Backed Securities

The following table presents certain information about the Company’s investment portfolio at June 30, 2012:

	Principal Balance (1)	Unamortized Premium (Discount), net	Amortized Cost (1)	Unrealized Gain (Loss), net	Estimated Fair Value (1)	Net Weighted Average Coupon (2)	Weighted Average Yield (3)
Agency RMBS:
30-Year Mortgage	$1,440,818	$87,234	$1,528,052	$3,930	$1,531,982	3.8%	2.8%
20-Year Mortgage	210,990	13,070	224,060	(340)	223,720	3.6%	2.4%
CMO – Fixed rate	66,000	11,124	77,124	(316)	76,808	6.5%	4.9%
IOs and IIOs (4)	-	-	58,827	651	59,478	4.3%	8.6%
Agency interest-only strips accounted for as derivatives (4)	-	-		-	26,844	4.2%(5)	1.6%
Total	$1,717,808	$111,428	$1,888,063	$3,925	1,918,832	4.0%	3.0%

(1) Includes unsettled purchases with an aggregate cost of $105,912 and estimated fair value of $106,019 at June 30, 2012.

(2) Net weighted average coupon as of June 30, 2012 is presented, net of servicing and other fees.

(3) Weighted average yield as of June 30, 2012 incorporates estimates for future prepayment and loss assumptions.

(4) IOs and IIOs and Agency interest-only strips accounted for as derivatives have no principal balances and bear interest based on a notional balance. The notional balance is used solely to determine interest distributions on interest-only class of securities.

(5) Interest on these securities is reported as a component of Loss on derivative instruments.

Weighted average expected remaining term to maturity of the investment portfolio is 5.6 years.

The components of the carrying value of the Company’s investment portfolio are as follows:

June 30, 2012

Principal balance	$1,717,808
Amortized cost of IOs and IIOs	58,827
Carrying value of Agency interest-only strips accounted for as derivatives	26,844
Unamortized premium	111,428
Unamortized discount	-
Gross unrealized gains	6,543
Gross unrealized losses	(2,618)
Estimated fair value	$1,918,832

As of June 30, 2012, the Company held Agency RMBS with a fair value of approximately $641.2 million in an unrealized loss position of approximately $2.6 million.  As of June 30, 2012, the Company held no investments in an unrealized loss position for greater than one year.  At June 30, 2012, the Company did not intend to sell any of its Agency RMBS that were in an unrealized loss position, and it is “more likely than not” that the Company will not be required to sell these Agency RMBS before recovery of their amortized cost basis, which may be at their maturity.

The Company assesses its Agency RMBS for other-than-temporary impairment on at least a quarterly basis. When the fair value of an investment is less than its amortized cost at the balance sheet date of the reporting period for which impairment is assessed, the impairment is designated as either “temporary” or “other-than-temporary.” In deciding on whether or not a security is other than temporarily impaired, the Company considers several factors, including the nature of the investment, communications from the trustees of securitizations regarding the credit quality of the security, the severity and duration of the impairment, the cause of the impairment, and the Company’s intent that it is more likely than not that the Company can hold the security until recovery of its cost basis. The Company did not have other than temporary impairments for the period from May 15, 2012 (commencement of operations) through June 30, 2012.

For non-Agency RMBS that are purchased at a discount to par value and/or are rated below AA at the time of purchase and Agency interest-rate strips (IOs and IIOs) that are not classified as derivatives, an other-than-temporary impairment is deemed to have occurred when there is an adverse change in the expected cash flows (principal or interest) to be received and the fair value of the beneficial interest is less than its carrying amount. These adjustments are reflected in the Company’s Statement of Operations as Other loss on Residential mortgage-backed securities. In determining whether an adverse change in cash flows occurred, the present value of the remaining cash flows, as estimated at the initial transaction date (or the last date previously revised), was compared to the present value of the expected cash flows at the current reporting date.  The estimated cash flows reflect those a “market participant” would use and were discounted at a rate equal to the current effective yield. If an other-than-temporary impairment was recognized as a result of this analysis, the yield was changed to the market rate. The last revised estimated cash flows were then used for future impairment analysis purposes.

The following table presents components of interest income on the Company’s Agency RMBS.

	For the period from May 15, 2012 (commencement of operations) through June 30, 2012

	Coupon	Net (Premium) Discount	Interest
	Interest	Amortization	Income
Agency RMBS	$9,048	$(2,198)	$6,850
Total	$9,048	$(2,198)	$6,850